Note S - Consolidated Quarterly Financial Information (Unaudited) - Consolidated Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total interest income	$ 12,369		$ 12,181		$ 11,938		$ 12,709		$ 11,664		$ 11,317		$ 10,989		$ 11,738		$ 49,197	$ 45,708	$ 39,348
Total interest expense	1,556		1,418		1,298		1,199		1,135		1,049		918		873		5,471	3,975	3,022
Net interest income	10,813		10,763		10,640		11,510		10,529		10,268		10,071		10,865		43,726	41,733	36,326
Provision for loan losses	(656)	[1]	962	[1]	(23)	[1]	756	[1]	643	[2]	1,601	[2]	175	[2]	145	[2]	1,039	2,564	2,826
	1,397	[3]	1,927	[3]	2,538	[3]	3,076	[3]	1,928	[3]	2,282	[3]	2,112	[3]	3,113	[3]	8,938	9,435	8,239
Noninterest expense	8,183		9,761		9,674		9,808		8,136		9,222		9,876		9,375		37,426	36,609	32,899
Net income	$ 3,856		$ 1,746		$ 2,976		$ 3,366		$ 898		$ 1,653		$ 1,741		$ 3,217		$ 11,944	$ 7,509	$ 6,920
Earnings per share (in dollars per share)	$ 0.82		$ 0.37		$ 0.63		$ 0.71		$ 0.19		$ 0.35		$ 0.37		$ 0.69		$ 2.53	$ 1.60	$ 1.59

[1]	During the second and fourth quarters of 2018, the Company experienced negative provision expense in large part to the improvement in certain economic risk factors during those periods. This included lower classified loans, as well as the improvements in historical loan loss rates, loan delinquency, and regional unemployment conditions.
[2]	During the third quarter of 2017, the Company experienced higher provision expense that was primarily related to general increases in specific allocations and increases in charge-offs within the commercial and residential real estate portfolios.
[3]	The Company's noninterest income was significantly impacted by seasonal tax refund processing fees. The Bank serves as a facilitator for the clearing of tax refunds for a single tax refund product provider. The Bank processes electronic refund checks/deposits associated with taxpayer refunds, and will, in turn, receive a fee paid by the third-party tax refund product provider for each transaction processed. Due to the seasonal nature of tax refund transactions, the majority of income was recorded during the first quarter.